Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006-1806
Tel: 202.373.6000
Fax: 202.373.6001
www.bingham.com

March 27, 2013

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information for the Trust’s Multi-Hedge Strategies Fund in interactive data format.

Please contact me at (202) 373-6057 with your questions or comments.

Sincerely,

/s/ Sarah T. Swain
Sarah T. Swain